Transactions with Related Parties, Summary (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Mar. 07, 2023
Assets [Abstract]
Due from related party - current	$ 13,155,509	$ 6,393,625
Due from related party - non-current	2,893,839	3,504,667
Investment in related party - non-current	117,521,579	117,560,467
Liabilities [Abstract]
Due to related party - current	1,106,606	889,020
Related Party [Member]
Liabilities [Abstract]
Current portion of long-term debt, related party, net	0	9,970,623
Long-term debt, related party, net	0	89,921,162
Accrued interest - current	0	364,205
Related Party [Member] | Castor Ships [Member]
Assets [Abstract]
Due from related party - current	10,682,592	1,407,506
Due from related party - non-current	2,893,839	3,504,667
Related Party [Member] | Pavimar [Member]
Assets [Abstract]
Due from related party - current	0	1,405,049
Related Party [Member] | Toro [Member]
Assets [Abstract]
Due from related party - current			$ 4,528,948
Due from related party - non-current			1,708,474
Investment in related party - non-current	117,521,579	117,560,467
Liabilities [Abstract]
Due to related party - current	1,069,444	687,500	3,001,865
Current portion of long-term debt, related party, net	0	9,970,623
Long-term debt, related party, net	0	89,921,162	$ 12,413,056
Related Party [Member] | MPC Capital [Member]
Assets [Abstract]
Due from related party - current	2,472,917	3,581,070
Liabilities [Abstract]
Due to related party - current	$ 37,162	$ 201,521